Huber Mid Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Asset Management - 0.1%
Virtus Investment Partners, Inc.	109	$ 17,369

Banking - 20.9%
Citigroup, Inc.	6,300	834,435
First Citizens BancShares, Inc. - Class A	350	765,327
First Horizon Corp.	21,417	549,132
Truist Financial Corp.	10,000	518,400
		2,667,294

Banks - 1.7%
SOUTHSTATE BANK CORP	2,052	215,645

Biotech & Pharmaceuticals - 3.8%
GSK PLC - ADR	9,300	480,717

Consumer Services - 2.0%
Upbound Group, Inc.	13,339	258,643

Electric Utilities - 1.9%
Constellation Energy Corp.	600	157,650
Entergy Corp.	800	86,096
		243,746

Health Care Facilities & Services - 5.0%
Tenet Healthcare Corp. (a)	2,500	636,950

Industrial Support Services - 4.2%
United Rentals, Inc.	500	539,630

Insurance - 1.9%
CNO Financial Group, Inc.	4,510	248,456

Internet - 8.0%
F5 Networks, Inc. (a)	1,800	724,626
VeriSign, Inc.	1,000	290,020
		1,014,646

Internet Media & Services - 0.6%
Lyft, Inc. - Class A (a)	5,093	80,775

Oil & Gas Producers - 13.0%
BP PLC - ADR	3,000	135,660
Cheniere Energy, Inc.	700	184,499
Golar LNG Ltd.	27,339	1,343,712
		1,663,871

Oil & Gas Services & Equipment - 8.6%
TETRA Technologies, Inc. (a)	142,924	1,100,515

Software - 0.2%
Weave Communications, Inc. (a)	3,000		19,620

Specialty Finance - 11.8%
Enova International, Inc. (a)	5,904		1,500,443

Technology Services - 6.0%
KBR, Inc.	19,994		731,980
Science Applications International Corp.	300		35,139
			767,119

Transportation - 1.2%
Fedex Freight Holding Co., Inc. (a)	1,100		154,583

Transportation & Logistics - 5.3%
FedEx Corp.	2,200		676,280

Transportation Equipment - 2.8%
General Motors Co.	4,000		355,440
TOTAL COMMON STOCKS (Cost $4,670,411)			12,641,742

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares		Value
REITS - 0.6%
Granite Real Estate Investment Trust	1,100		75,494
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,535)			75,494

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	62,004		62,004
TOTAL MONEY MARKET FUNDS (Cost $62,004)			62,004

TOTAL INVESTMENTS - 100.1% (Cost $4,761,950)			12,779,240
Liabilities in Excess of Other Assets - (0.1)%		(0.00104)	(13,263)
TOTAL NET ASSETS - 100.0%			$ 12,765,977

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Huber Mid Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 12,641,742	$ –	$ –	$ 12,641,742
Real Estate Investment Trusts	75,494	–	–	75,494
Money Market Funds	62,004	–	–	62,004
Total Investments	$ 12,779,240	$ –	$ –	$ 12,779,240